S-K 1603(a)(9) Restrictions on Selling Securities	Mar. 10, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Pursuant to the terms of the subscription agreements to be entered into between us and each at-risk capital investor, if we solicit approval of our shareholders for (i) the appointment of directors, (ii) an initial business combination or (iii) an extension, in each case, the at-risk capital investor will vote all of their ordinary shares beneficially owned, whether acquired before, in or after this offering, in favor of (x) each of the directors nominated by our board of directors and recommended by our board of directors in the appointment of directors and against any proposals to remove any such members of our board, (y) such initial business combination (including any proposals recommended by our board of directors in connection with such business combination) (except that any ordinary shares that may be purchased in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving such business combination) and (z) such extension. Additionally, the at-risk capital investors have agreed to lock-up restrictions on their ability to transfer, assign or sell the founder shares and private placement units and securities underlying the private placement units, except that the at-risk capital investors are permitted to transfer any ordinary shares, including any founder shares and private placement shares, they hold to any other person provided that each such person, prior to the transfer of any such ordinary shares by the at-risk capital investors, must enter into a written agreement agreeing to be bound by the terms of the subscription agreement to be entered into with us and the at-risk capital investors, including the transfer restrictions and agreement not to exercise redemption rights with respect to any of their ordinary shares set forth in the subscription agreement.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	BEST SPAC II (Holdings) Corp. Xiangge Liu Tse Kwong Steven Yung Prescille Chu Cernosia Huachen Zhang At-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors and the at-risk capital investors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement and/or the subscription agreements, as applicable, described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	BEST SPAC II (Holdings) Corp. Xiangge Liu Tse Kwong Steven Yung Prescille Chu Cernosia Huachen Zhang At-risk capital investors Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor (or in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements to be entered into with us and the at-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor (or in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements to be entered into with us and the at-risk capital investors), (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (d) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	BEST SPAC II (Holdings) Corp. At-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Representative Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of the commencement of sales in this offering.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Maxim Group LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.